Annual Total Returns[BarChart] - Bond Fund - Bond Fund Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.30%	5.79%	(0.91%)	6.31%	0.33%	4.71%	3.62%	0.17%	7.65%	6.40%